Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Advantage Emerging Markets Fund	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,356
Expense Example, with Redemption, 10 Years	2,395
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,269
Expense Example, with Redemption, 10 Years	2,583
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	$ 1,592